Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jan. 18, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved	48,519,566,000		48,519,566,000		46,887,065,000
Noncash compensation charge in connection with repricing			$ 0.1	$ 0.7
Total unamortized stock-based compensation expense	$ 9.8		$ 9.8		$ 10.2
Estimated weighted average life	2 years 7 months 6 days				3 years 2 months 12 days
Weighted-average estimated fair value of stock options			$ 2.23	$ 2.85	$ 2.85	$ 0.63
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Description of term and exercise price of options			The exercise price of stock options shall be equal to or greater than the fair market value of Calidi common stock on the date the option is granted. In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of Calidi stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years. The aggregate fair market value of common stock (determined as of the grant date of the option) with respect to which incentive stock options become exercisable for the first time by an optionee in any calendar year may not exceed $100,000, otherwise it will be classified as a Non-Qualified Stock Option.		The exercise price of stock options shall be equal to or greater than the fair market value of Calidi common stock on the date the option is granted. In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of Calidi stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years. The aggregate fair market value of common stock (determined as of the grant date of the option) with respect to which incentive stock options become exercisable for the first time by an optionee in any calendar year may not exceed $100,000, otherwise it will be classified as a Non-Qualified Stock Option.
Descriptiion of options vesting			options vest over four years and will be exercisable only while the optionee remains an employee, director or consultant, or during the three months thereafter, but in the case of the termination of an employee, director, or consultant’s services due to death or disability, the period for exercising a vested option shall be extended to the earlier of twelve months after termination or the expiration date of the option. Certain option awards provide for accelerated vesting if there is a change in control as defined in the 2019 Plan.		options vest over four years and will be exercisable only while the optionee remains an employee, director or consultant, or during the three months thereafter, but in the case of the termination of an employee, director, or consultant’s services due to death or disability, the period for exercising a vested option shall be extended to the earlier of twelve months after termination or the expiration date of the option. Certain option awards provide for accelerated vesting if there is a change in control as defined in the 2019 Plan.
Options granted approved for repricing		3,500,000
Exercise price		$ 3.86
Fair value per share		$ 2.96
Two Thousand Ninteen Plan [Member] | Administrator [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved							25,500,000
Two Thousand Nineteen Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted approved for repricing			784,000		3,490,000
Exercise price	$ 1.06		$ 1.06		$ 1.11	$ 0.63
Weighted Average Exercise Price, Options granted			$ 2.96		$ 3.86